Stockholder's Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		25 Months Ended
	Mar. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 10, 2012
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized		40,000,000		40,000,000
Preferred stock, par value		$ 1		$ 1
Unissued common stock reserved for stock - based incentive plans and convertible preferred stock issuance		6,300,000		6,300,000
Sale of preferred stock	2,587,400
Convertible preferred stock dividend, rate	6.25%
Conversion rate of preferred stock	6,912,756
Convertible preferred stock, conversion date	Mar. 01, 2014
Common stock repurchased, shares				2,200,000
Common stock repurchased, value		$ 35.7	$ 11.7	$ 47.3
Board of Directors | Maximum
Schedule Of Stockholders Equity [Line Items]
Common stock repurchase authorized amount					$ 50